CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Wentai Education Group [Member] USD ($)	Jun. 30, 2013 Wentai Education Group [Member] CNY	Jun. 30, 2012 Wentai Education Group [Member] CNY	Jun. 30, 2011 Wentai Education Group [Member] CNY	Jun. 30, 2013 Yuanbo Education Group [Member] USD ($)	Jun. 30, 2013 Yuanbo Education Group [Member] CNY	Jun. 30, 2012 Yuanbo Education Group [Member] CNY	Jun. 30, 2011 Yuanbo Education Group [Member] CNY	Jun. 30, 2013 DDK [Member] USD ($)	Jun. 30, 2013 DDK [Member] CNY	Jun. 30, 2012 DDK [Member] CNY	Jun. 30, 2011 DDK [Member] CNY	Jun. 30, 2013 Subsidiaries [Member] USD ($)	Jun. 30, 2013 Subsidiaries [Member] CNY	Jun. 30, 2012 Subsidiaries [Member] CNY	Jun. 30, 2011 Subsidiaries [Member] CNY
Cash flows from operating activities:
Net income (loss)	$ 3,707,392	22,753,758	(47,678,598)	(407,992,772)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of intangible assets	915,860	5,621,002	4,703,847	8,268,550
Depreciation of property, plant and equipment	4,585,969	28,145,924	23,222,390	17,244,752
Allowance for doubtful debts (net)	75,323	462,288	583,753	162,710,320
Write-down of excess and obsolete inventories	0	0	0	84,504,513
Loss on disposal of property, plant and equipment	42,424	260,373	60,395	1,327,093
Impairment loss on intangible assets	0	0	3,000,000	942,678
Impairment loss on goodwill	0	0	57,393,867	0
Share-based compensation	156,473	960,337	2,760,006	11,437,616
Gain on trading investments, net	0	0	0	(653,861)
Gain on disposal of Electronic Learning Products ("ELP") business (note 11)	0	0	0	(11,936,125)
Impairment loss on other investment (note 4)	1,041,237	6,390,487	1,890,270	4,409,508
Change in fair value of contingent consideration payable (note 10)	(145,827)	(895,000)	(58,665)	0
Gain on disposal of a subsidiary	0	0	(302,004)	0
Changes in current assets and liabilities:
Trading investments	0	0	0	6,147,040
Accounts receivable	(909)	(5,579)	333,400	111,403,206
Related party receivables	0	0	0	165,218
Inventories	67,042	411,464	671,497	26,858,112
Prepaid expenses and other current assets	2,141,879	13,145,569	(5,952,494)	39,486,852
Deferred tax assets	31,694	194,517	195,050	2,189,542
Accounts payables	55,745	342,130	(1,057,025)	(63,378,727)
Amount due to related party	5,701	34,988	0	0
Other payables and accruals	2,290,852	14,059,866	(9,996,010)	(26,721,883)
Advances from customers	69,893	428,960	204,232	1,174,529
Deferred revenue	(526,667)	(3,232,364)	6,331,587	750,752
Income tax payables	1,291,915	7,929,001	8,485,705	5,420,618
Deferred tax liabilities	(391,593)	(2,403,361)	(1,572,771)	(167,801)
Net cash provided by (used in) operating activities	15,414,403	94,604,360	43,218,432	(26,410,270)
Cash flows from investing activities:
Acquisition of property, plant and equipment	(7,149,462)	(43,879,107)	(27,139,743)	(18,132,076)
Acquisition of intangible assets	(35,846)	(220,000)	0	(3,631,976)
Acquisition of business	0	0	(697,611)	(35,283,311)					0	0	(25,097,061)	0					(4,862,669)	(29,844,143)	0	0
Settlement of related party receivables	0	0	47,532,200	0
Disposal of ELP business (note 11)	0	0	0	28,041,081
Disposal of a subsidiary	0	0	(280,403)	0
Deposits for acquisitions of subsidiaries	0	0	0	(4,000,000)
Purchase of held-to-maturity investments	(10,183,465)	(62,500,000)	0	(44,000,000)
Redemption of held-to-maturity investments	0	0	29,500,000	0
Decrease in short-term bank deposits	0	0	32,000,000	28,000,000
Payment To Contingent Consideration On Yuanbo Education Group	1,184,921	7,272,337	0	0
Disposal of property, plant and equipment	11,263	69,124	0	0
Net cash provided by (used in) investing activities	(23,405,100)	(143,646,463)	55,817,382	(49,006,282)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	0	0	0	49
Proceeds from exercise of shares options	0	0	1,572,428	386,458
Shares repurchase	(8,339)	(51,181)	(254,511)	(18,404,849)
Dividend to non-controlling interests	(237,464)	(1,457,414)	(950,000)	0
Repayment of short term borrowings	0	0	0	(1,500,000)
Net cash provided by (used in) financing activities	(245,803)	(1,508,595)	367,917	(19,518,342)
Net (decrease) increase in cash and cash equivalents	(8,236,500)	(50,550,698)	99,403,731	(94,934,894)
Effect of exchange rate changes on cash and cash equivalents	(536,661)	(3,293,701)	(3,505,779)	(5,917,929)
Cash and cash equivalents at the beginning of year	81,756,550	501,772,653	405,874,701	506,727,524
Cash and cash equivalents at the end of year	72,983,389	447,928,254	501,772,653	405,874,701
Supplemental disclosure of cash flow information:
Income tax (refund) paid	617,376	3,789,081	3,328,263	513,598
Non-cash investing and financing activities:
Acquisition of through settlement of deposits paid					0	0	0	4,200,000	0	0	4,000,000	0
Acquisition of DDK through settlement of other receivable due from selling shareholders													$ 81,238	498,590	0	0